LEASE AND OTHER RECEIVABLES, NET - Narrative (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease And Other Receivables Net
Expected credit loss rate	100.00%
Weighted average annual interest rate	11.60%	11.70%
Weighted average remaining loan term	3 years 10 months 24 days	5 years 1 month 6 days